Short-Term Investment (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Investments [Abstract]
Schedule of Short-Term Investment	Short-term investment consisted of the following:
	As of December 31,
	2023	2024
	RMB	RMB
Cost	103,690,728	121,549,685
Unrealized gain	396,098	8,506,042

Aggregate fair value	104,086,826	130,055,727